Leases	3 Months Ended
Mar. 31, 2023
Leases
Leases

8. Leases

The Company leases certain assets under lease agreements. During the three months ended March 31, 2023, the Company entered into three new office leases in Turkey, commencing January 1, 2023, February 15, 2023 and March 1, 2023, respectively. The leases all have a five year term.

Lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a discount rate of 35%% in determining its lease liabilities. The discount rate was derived from the Company’s assessment of its borrowings.

Lease liability	March 31, 2023	December 31, 2022
Beginning balance	$8,609	$15,324
Additions, cost	236,201	-
Interest expense	(82,565)	1,378
Lease payments	6,314	(5,499)
Foreign exchange impact	(195)	(2,594)
Ending balance	$168,364	$8,609

As at March 31, 2023, the Company’s lease liability is as follows:

Lease liability	March 31, 2023	December 31, 2022
Current portion of operating lease liability	$24,613	$4,057
Long-term portion of operating lease liability	143,751	4,552
	168,364	$8,609

Future minimum lease payments to be paid by the Company as a lessee as of March 31, 2023 are as follows:

Operating lease commitments and lease liability
2023	$30,517
2024	87,584
2025	84,488
2026	86,163
2027	60,921
Total future minimum lease payments	349,673
Discount	(181,309)
Total	$168,364

During the three months ended March 31, 2023, $23,427 (2022 - $5,922) of short-term leases were expensed to the statements of loss and comprehensive loss.